Appendix 2.2 Additional Information Oficio Circular (Official Bulletin) No. 715 of February 3, 2012 - Summary of Estimated Sales and Purchases of Energy and Capacity - Statement of Financial Position (Detail) - CLP ($)
$ in Thousands
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties	$ 68,182,133	$ 54,171,060
Trade and other current receivables	511,455,330	478,170,067
Current accounts payable to related parties	159,809,887	157,936,325
Trade and other current payables	599,263,208	554,286,324
Energy and Capacity [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other current receivables	310,301,370	209,288,934
Total Estimated Assets	310,301,370	209,288,934
Trade and other current payables	125,130,599	106,633,306
Total Estimated Liabilities	125,130,599	106,633,306
Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other current receivables	13,929,209	46,336,070
Total Estimated Assets	13,929,209	46,336,070
Trade and other current payables	20,059,576	37,530,511
Total Estimated Liabilities	$ 20,059,576	$ 37,530,511